Statement of Cash Flows, Cash and Cash Equivalents	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Statement Of Cash Flows Cash And Cash Equivalents Abstract
Cash and bank balances	RM 6,028,708	$ 1,347,047	RM 1,945,602	RM 7,455,953
Deposits with licensed banks	7,873,265	1,759,192	3,654,545	775,793
As per statement of financial position	13,901,973	3,106,239	5,600,147	8,231,746
Bank overdraft (Note 13)	(1,465,600)	(327,472)
Deposit pledged with licensed banks	(7,873,265)	(1,759,192)	(3,654,545)	(775,793)
As per statement of cash flows	RM 4,563,108	$ 1,019,575	RM 1,945,602	RM 7,455,953